SHAREHOLDERS' EQUITY - Treasury shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2023	Oct. 27, 2022	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Number of shares held in treasury				32,466,900		51,911,569	12,042,004
Average cost per share				R$ 42.55		R$ 40.84	R$ 18.13
Historical value				R$ 1,381,600		R$ 2,120,324	R$ 218,265
Market value				R$ 1,435,686		R$ 2,504,214	R$ 656,530
Number of shares cancelled	37,145,969			37,145,969
Number of shares repurchased				17,701,300		40,000,000
Value of shares repurchased				R$ 778,500	R$ 601,551	R$ 1,904,424
Cash effect of shares repurchased			R$ 57,448	R$ 721,052
Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase		20,000,000
Share repurchase program maximum term		18 months